SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.10	$ 0.09	$ 0.05
Number of options outstanding	6,480,000	5,480,000	2,000,000
Weighted average remaining contractual life (years)	2 years 5 months 12 days
Number of options exercisable	4,720,000
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.05
Number of options outstanding	2,000,000
Weighted average remaining contractual life (years)	1 year 6 months 7 days
Number of options exercisable	2,000,000
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	2,580,000
Weighted average remaining contractual life (years)	1 year 11 months 9 days
Number of options exercisable	1,720,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	900,000
Weighted average remaining contractual life (years)	3 years 11 months 9 days
Number of options exercisable	500,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.11
Number of options outstanding	1,000,000
Weighted average remaining contractual life (years)	4 years 3 months 7 days
Number of options exercisable	500,000